Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Grant Practices
At a meeting typically occurring in
mid-February,
the Compensation Committee annually addresses, among other things, equity awards under our LTIP, including equity awards to our NEOs. This meeting occurs shortly before the release of financial results for the prior fiscal year, allowing the Compensation Committee to review complete prior year financial results when evaluating Company performance. The grant date of such awards is intentionally set after the release of financial results for the prior fiscal year to allow the equity markets to absorb the prior year financial results and announcement of earnings guidance. The Compensation Committee may, in its discretion, also grant equity awards under our LTIP throughout the year, including in connection with the hiring of a new executive officer or the promotion of an employee to an executive officer position.
During 2025, the Compensation Committee granted PSUs and RSUs to the NEOs, all of which were granted under the 2022 ECIP and are set forth below in the 2025 Grants of Plan-Based Awards table on page 59. Generally, the number of RSUs and PSUs granted is determined by dividing the aggregate dollar amount intended to be awarded by the closing market price of our shares of Common Stock on the grant date. RSUs and PSUs are generally settled in shares of our Common Stock upon vesting. The Compensation Committee does not intend to time the granting of any awards under our incentive plans, including those made to newly hired or newly promoted executive officers, with the release of any material, non-public
information. Our executive compensation program does not currently include grants of stock options, stock appreciation rights or similar option-like instruments, and none were granted in 2025 or are currently outstanding.

Award Timing Method	At a meeting typically occurring in
mid-February,
the Compensation Committee annually addresses, among other things, equity awards under our LTIP, including equity awards to our NEOs. This meeting occurs shortly before the release of financial results for the prior fiscal year, allowing the Compensation Committee to review complete prior year financial results when evaluating Company performance.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not intend to time the granting of any awards under our incentive plans, including those made to newly hired or newly promoted executive officers, with the release of any material, non-public
information.
MNPI Disclosure Timed for Compensation Value	false